UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: 09/30/2011

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	AS OF: 09/30/2011

		VALUE
		----------
NON-CONVERTIBLE BONDS -- 90.81%
	Automotive - Auto Makers -- 1.35%
$ 750,000	Chrysler Group LLC 144A restricted,
	8.00%, 06/15/19	$ 585,000
500,000	Ford Motor Credit Company LLC 12.00%,
	05/15/15	600,000
		----------
		1,185,000
		----------
	Automotive - Parts & Equipment -- 1.84%
450,000	American Axle & Manufacturing Holdings, Inc.
	144A restricted 9.25%, 01/15/17	468,000
500,000	American Axle & Manufacturing, Inc. 7.875%,
	03/01/17	470,000
750,000	Visteon Corporation 144A restricted, 6.75%,
	04/15/19	675,000
		----------
		1,613,000
		----------
	Banking -- 0.63%
1,000,000	BAC Capital Trust XIV Fixed to Floating
	Rate Securities 5.63%, 12/31/49(1)	550,000
		----------
	Basic Industry - Building Materials -- 0.99%
500,000	Associated Materials, LLC 9.125%, 11/01/17	405,000
500,000	Vulcan Materials Company 6.40%, 11/30/17	467,500
		----------
		872,500
		----------
	Basic Industry - Forestry & Paper -- 1.66%
1,000,000	Cascades Inc. 7.75%, 12/15/17	950,000
500,000	Potlatch Corporation 144A restricted, 7.50%,
	11/01/19	510,625
		----------
		1,460,625
		----------
	Basic Industry - Metal/Mining Excluding
	Steel -- 1.84%
250,000	American Rock Salt Company LLC
	144A restricted, 8.25%, 05/01/18	218,750
1,500,000	FMG Resources Pty Ltd 144A restricted,
	7.00%, 11/01/15	1,395,000
		----------
		1,613,750
		----------
	Basic Industry - Steel Producers &
	Products -- 0.51%
500,000	United States Steel Corporation 7.375%,
	04/01/20	450,000
		----------
	Capital Goods - Aerospace & Defense -- 1.41%
1,250,000	ManTech International Corporation 7.25%,
	04/15/18	1,237,500
		----------
	Capital Goods - Diversified -- 3.05%
1,000,000	Coleman Cable, Inc. 9.00%, 02/15/18	975,000
350,000	Mueller Water Products, Inc.
	7.375%, 06/01/17	273,000
500,000	Mueller Water Products, Inc. 8.75%, 09/01/20	492,500
1,000,000	Park-Ohio Industries, Inc. 8.125%, 04/01/21	935,000
		----------
		2,675,500
		----------
	Capital Goods - Packaging -- 3.25%
1,000,000	Berry Plastics Corporation 9.50%, 05/15/18	850,000
1,000,000	Sealed Air Corporation 144A restricted,
	8.125%, 09/15/19	1,010,000
1,000,000	Solo Cup Company 10.50%, 11/01/13	990,000
		----------
		2,850,000
		----------
	Consumer Cyclical - Apparel and
	Textiles -- 1.67%
500,000	Levi Strauss & Co. 7.625%, 05/15/20	465,000
1,000,000	Liz Claiborne, Inc. 144A restricted,
	10.50%, 04/15/19	1,000,000
		----------
		1,465,000
		----------
	Consumer Cyclical - Department
	Stores -- 0.47%
500,000	Sears Holdings Corporation 6.625%, 10/15/18	412,500
		----------
	Consumer Cyclical - Household & Leisure
	Products -- 0.26%
217,000	Sealy Mattress Company 144A restricted,
	10.875%, 04/15/16	228,935
		----------
	Consumer Cyclical - Restaurants -- 5.15%

1,000,000	Burger King Corporation 9.875%, 10/15/18	1,030,000
1,400,000	CKE Restaurants, Inc. 11.375%, 07/15/18	1,456,000
1,000,000	NPC International, Inc. 9.50%, 05/01/14	982,500
1,000,000	Wendy's/Arby's Restaurants, LLC
	144A restricted, 10.00%, 07/15/16	1,052,500
		----------
		4,521,000
		----------
	Consumer Cyclical - Specialty
	Retail -- 1.11%
500,000	Pantry, Inc. (The) 7.75%, 02/15/14	490,000
500,000	Toys "R" Us Property Company II, LLC 8.50%,
	12/01/17	487,500
		----------
		977,500
		----------
	Consumer Non-Cyclical -
	Food-Wholesale -- 3.52%
500,000	Dean Foods Company 7.00%, 06/01/16	471,250
750,000	Del Monte Foods Company 144A restricted,
	7.625%, 02/15/19	633,750
2,000,000	Pinnacle Foods Finance LLC 9.25%, 04/01/15	1,985,000
		----------
		3,090,000
		----------
	Consumer Non-Cyclical - Products -- 1.98%
314,000	FGI Operating Company, Inc. 10.25%, 08/01/15	326,560
1,350,000	Libbey Glass Inc. 10.00%, 02/15/15	1,414,125
		----------
		1,740,685
		----------
	Energy - Exploration & Production -- 4.01%
1,000,000	Encore Acquisition Company 9.50%, 05/01/16	1,080,000
1,000,000	SandRidge Energy, Inc. 144A restricted,
	9.875%, 05/15/16	1,030,000
500,000	SandRidge Energy, Inc. 144A restricted,
	8.00%, 06/01/18	470,000
1,000,000	Stone Energy Corporation 8.625%, 02/01/17	940,000
		----------
		3,520,000
		----------
	Energy - Oil Field Equipment &
	Services -- 5.91%
1,000,000	CHC Helicopter S.A. 144A restricted,
	9.25%, 10/15/20	850,000
500,000	Geokinetics Holdings USA, Inc.
	9.75%, 12/15/14	393,750
1,500,000	Helix Energy Solutions Group, Inc.
	144A restricted, 9.50%, 01/15/16	1,522,500
500,000	Hercules Offshore, Inc. 144A restricted,
	10.50%, 10/15/17	472,500
500,000	Hornbeck Offshore Services, Inc. 6.125%,
	12/01/14	492,500
925,000	Parker Drilling Company 9.125%, 04/01/18	934,250
500,000	Pioneer Drilling Company 9.875%, 03/15/18	522,500
		----------
		5,188,000
		----------
	Energy - Oil Refining & Marketing -- 2.46%
1,500,000	Tesoro Corporation 9.75%, 06/01/19	1,620,000
500,000	Western Refining, Inc. 144A restricted,
	11.25%, 06/15/17	540,000
		----------
		2,160,000
		----------
	Financial Services - Brokerage -- 1.39%
1,250,000	Oppenheimer Holdings Inc. 8.75%, 04/15/18	1,218,750
		----------
	Financials - Consumer, Commercial & Lease
	Financing -- 2.73%
1,000,000	CIT Group Inc. 7.00%, 05/01/17	970,000
500,000	International Lease Finance Corporation
	6.25%, 05/15/19	434,596
1,000,000	International Lease Finance Corporation
	8.625%, 09/15/15	992,500
		----------
		2,397,096
		----------
	Healthcare - Facilities -- 4.77%
750,000	American Renal Holdings Inc. 8.375%,
	05/15/18	753,750
500,000	Apria Healthcare Group Inc. 12.375%,
	11/01/14	460,000
1,000,000	Apria Healthcare Group Inc. 11.25%,
	11/01/14	960,000
1,000,000	Gentiva Health Services, Inc. 11.50%,
	09/01/18	795,000
1,250,000	HCA Inc. 8.00%, 10/15/18	1,220,312
		----------
		4,189,062
		----------
	Healthcare - Medical Products -- 0.56%
500,000	Teleflex Incorporated 6.875%, 06/01/19	495,000
		----------
	Healthcare - Pharmaceuticals -- 2.75%

500,000	Endo Pharmaceuticals Holdings Inc.
	144A restricted, 7.00%, 07/15/19	501,875
500,000	Mylan Inc. 144A restricted, 7.625%, 07/15/17	520,000
1,500,000	Valeant Pharmaceuticals International
	144A restricted, 6.50%, 07/15/16	1,395,000
		----------
		2,416,875
		----------
	Media- Broadcast -- 0.72%
631,000	Salem Communications Corporation 9.625%,
	12/15/16	631,000
		----------
	Media - Cable -- 0.54%
500,000	UPCB Finance III Limited 144A restricted,
	6.625%, 07/01/20	470,000
		----------
	Media - Diversified -- 1.35%
1,500,000	Media General, Inc. 11.75%, 02/15/17	1,185,000
		----------
	Media - Printing & Publishing -- 1.14%
500,000	Deluxe Corporation 7.375%, 06/01/15	495,000
500,000	Scholastic Corporation 5.00%, 04/15/13	502,500
		----------
		997,500
		----------
	Real Estate - Development &
	Management -- 0.64%
500,000	CB Richard Ellis Services, Inc. 11.625%,
	06/15/17	563,750
		----------
	Real Estate - REITs -- 0.64%
600,000	Sabra Health Care Limited Partnership
	8.125%, 11/01/18	558,000
		----------
	Services - Gaming -- 1.76%
500,000	MGM MIRAGE 5.875%, 02/27/14	456,250
1,000,000	MGM Resorts International 10.375%, 05/15/14	1,091,250
		----------
		1,547,500
		----------
	Services - Hotels -- 0.51%
500,000	FelCor Escrow Holdings, L.L.C.
	144A restricted, 6.75%, 06/01/19	447,500
		----------
	Services - Railroads -- 1.10%
1,000,000	Florida East Coast Railway Corp.
	144A restricted, 8.125%, 02/01/17	970,000
		----------
	Services - Support & Services -- 4.84%
500,000	Altegrity, Inc. 144A restricted, 10.50%,
	11/01/15	465,000
1,000,000	Avis Budget Car Rental, LLC 9.625%, 03/15/18	990,000
500,000	Hertz Corporation (The) 6.75%, 04/15/19	453,750
1,000,000	Interactive Data Corporation
	10.25%, 08/01/18	1,065,000
1,000,000	Mobile Mini, Inc. 6.875%, 05/01/15	980,000
500,000	Travelport LLC 9.00%, 03/01/16	292,500
		----------
		4,246,250
		----------
	Services - Theaters &
	Entertainment -- 1.73%
500,000	AMC Entertainment Inc. 8.75%, 06/01/19	491,250
1,000,000	NAI Entertainment Holdings LLC
	144A restricted, 8.25%, 12/15/17	1,030,000
		----------
		1,521,250
		----------
	Services - Transportation Excluding Air &
	Rail -- 0.76%
750,000	Swift Services Holdings, Inc. 10.00%,
	11/15/18	667,500
		----------
	Technology & Electronics -
	Electronics -- 0.97%
1,000,000	MEMC Electronic Materials, Inc. 7.75%,
	04/01/19	855,000
		----------
	Technology & Electronics - Software &
	Services -- 2.36%
750,000	First Data Corporation 9.875%, 09/24/15	628,125
1,500,000	GXS Worldwide, Inc. 9.75%, 06/15/15	1,440,000
		----------
		2,068,125
		----------
	Technology & Electronics -
	Telecommunications Equipment -- 5.19%
1,500,000	Avaya Inc. 144A restricted, 7.00%, 04/01/19	1,275,000
2,000,000	CDW LLC 144A restricted, 8.50%, 04/01/19	1,760,000
59,000	CDW LLC 11.00%, 10/12/15	58,853
1,500,000	CommScope, Inc. 144A restricted 8.25%,
	01/15/19	1,462,500
		----------
		4,556,353
		----------

	Telecommunications - Integrated &
	Services -- 8.68%
500,000	Cincinnati Bell Inc. 8.375%, 10/15/20	465,000
1,000,000	Equinix, Inc. 8.125%, 03/01/18	1,052,500
500,000	Frontier Communications Corporation 8.50%,
	04/15/20	485,000
1,300,000	Integra Telecom Holdings, Inc.
	144A restricted, 10.75%, 04/15/16	1,150,500
1,000,000	Intelsat Jackson Holdings S.A.
	144A restricted, 7.25%, 04/01/19	927,500
500,000	PAETEC Holding Corp. 8.875%, 06/30/17	525,000
1,000,000	Windstream Corporation 7.50%, 04/01/23	932,500
2,000,000	Zayo Group, LLC 10.25%, 03/15/17	2,085,000
		-----------
		7,623,000
		-----------
	Telecommunications - Wireless -- 2.06%
1,000,000	Digicel Group Limited 144A restricted,
	12.00%, 04/01/14	1,095,000
750,000	Nextel Communications, Inc.
	7.375%, 08/01/15	710,625
		-----------
		1,805,625
		-----------
	Utility - Electric-Generation -- 0.55%
500,000	Calpine Corporation 144A restricted,
	7.875%, 07/31/20	482,500
		-----------
	TOTAL NON-CONVERTIBLE BONDS
	(cost $83,797,441)	79,724,131
		-----------

COMMON STOCKS -- 2.49%
	Financials - Real Estate -- 0.66%
35,000	Annaly Capital Management, Inc	582,050
		-----------
	Other -- 1.41%
15,000	iShares iBoxx $ High Yield Corporate Bond
	Fund (2)	1,240,950
		-----------
	Telecommunication Services -- 0.42%
60,000	Frontier Communications Corporation	366,600
		-----------
	TOTAL COMMON STOCKS (costs $2,431,421)	2,189,600
		-----------

CONVERTIBLE PREFERRED STOCK -- 1.18%
	Financials - Banks -- 1.18%
1,000	Wachovia Corporation 7.50% Non-Cumulative
	Perpetual Convertible Preferred Stock,
	Series L
	(cost $1,007,500)	1,033,060
		-----------
PREFERRED STOCKS -- 0.10%
	Financials - Banks -- 0.10%
35,000	Fannie Mae Fixed-To-Floating Rate
	Non-Cumulative Preferred Stock, Series S
	(3)(4)*	66,500
10,000	Freddie Mac Fixed-to-Floating Rate
	Non-Cumulative Perpetual Preferred Stock,
	Series Z(4)(5) *	20,000
		-----------
	TOTAL PREFERRED STOCKS
	(cost $986,350)	86,500
		-----------
SHORT -TERM INVESTMENTS -- 5.55%
	Commercial Paper -- 4.30%
$1,125,000	Bacardi-Martini B.V. 0.31%, 10/03/11	1,125,000
1,250,000	Bacardi-Martini B.V. 0.31%, 10/03/11	1,250,000
401,000	Carnival Corporation 0.30%, 10/03/11	401,000
500,000	Wisconsin Energy Corporation 0.25%, 10/03/11	500,000
500,000	Clorox Company (The) 0.28%, 10/04/11	499,996
		----------
		3,775,996
		----------
	Variable Rate Security -- 1.25%
1,092,532	American Family Financial Services, Inc.(6)
	0.10%, 10/01/11	1,092,532
		-----------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $4,868,528)	4,868,528
		-----------

	TOTAL SECURITY HOLDINGS
	(cost $93,091,240) -- 100.13%	87,901,819
		-----------

	LIABILITIES, NET OF OTHER ASSETS -- (0.13)%	(112,178)
		-----------

	TOTAL NET ASSETS	$87,789,641
		-----------
		-----------

(1) 3-month LIBOR plus 0.40%; such rate being reset quarterly.

(2) Closed end mutual fund.

(3) The greater of (i) 7.75% per annum and (ii) 3-month LIBOR plus 4.23% per annum; such rate being reset quarterly.

(4) Non-income producing security.

(5) 8.375% per annum until December 31, 2012, thereafter the greater of (i) 7.875% per annum and (ii) 3-month LIBOR plus 4.16% per annum; such rate being reset quarterly.

(6) Subject to a demand feature as defined by the Securities and Exchange Commission.

% OF NET ASSETS

As of September 30, 2011, investment cost for federal tax purposes was $93,091,240 and the tax basis components of unrealized appreciation/ depreciation were as follows:

Unrealized appreciation	$ 920,881
Unrealized depreciation	(6,110,302)
-----------
Net unrealized depreciation	$(5,189,421)
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Input	Investments in Securities
Level 1 -
Common Stocks(1)	$2,189,600
Preferred Stocks(1)	86,500
Convertible Preferred Stock(1) .	1,033,060
Level 2 -
Corporate Bonds(1)	79,724,132
Commercial Paper	3,775,996
Variable Rate Security	1,092,532
Level 3 -
None	-
-----------
Total	$87,901,820
-----------
-----------

(1) See Schedule above for further detail by industry

                                                Page 5

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/08/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/08/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/08/2011